SUBSEQUENT EVENTS (Textual) (Detail)	Sep. 09, 2019 USD ($) $ / shares shares	Jul. 09, 2019 USD ($) $ / shares shares	Oct. 07, 2019 USD ($)	Oct. 02, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Mar. 12, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Sep. 18, 2017 $ / shares
Subsequent Event [Line Items]
Advanced funds from related parties					$ 800,000
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 200,000		$ 200,000
Subsequent Event | Repurchase Agreements
Subsequent Event [Line Items]
Available SCH Cash		$ 500,000,000
Cash to be used		$ 200,000,000
Purchase price per share | $ / shares		$ 10.00
Subsequent Event | Purchase Agreement
Subsequent Event [Line Items]
Aggregate number of shares to be repurchased | shares		10,000,000
Subsequent Event | Purchase Agreement | Maximum [Member]
Subsequent Event [Line Items]
Aggregate price paid for shares		$ 100,000,000
Subsequent Event | Promissory Note | Maximum [Member]
Subsequent Event [Line Items]
Advanced funds from related parties				$ 3,500,000
Subsequent Event | Merger Extension [Member]
Subsequent Event [Line Items]
Number of ordinary shares redeemed | shares	3,771,718
Required amount for redemption of ordinary shares	$ 39,096,085.27
Ordinary stock redeeming price per share | $ / shares	$ 10.37
Balance in the trust account	$ 676,232,091.37
Subsequent Event | Common Class A [Member] | Domestication
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Conversion ratio		1
Subsequent Event | Common Class B [Member] | Domestication
Subsequent Event [Line Items]
Conversion ratio		1
Subsequent Event | Domesticated Warrants | Domestication
Subsequent Event [Line Items]
Conversion ratio		1
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Shares exchangeable on cancellation of each of the VG companies | shares		130,000,000
Subsequent Event | Boeing
Subsequent Event [Line Items]
Shares of common stock subscribed			$ 20,000,000
Subsequent Event | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 200,000